VARIABLE INTEREST ENTITY - Schedule of Statement of Operations (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Total revenues	$ 1,592,062	$ 1,508,903	$ 5,359,052	$ 4,344,764	$ 5,941,113	$ 4,512,807
Cost of revenues	(292,299)	(187,912)	(1,176,270)	(831,900)	(1,367,870)	(1,059,740)
Total operating expenses	2,677,637	2,711,551	8,526,961	6,275,712	8,865,510	4,966,521
Net loss	(1,461,750)	(1,270,071)	(4,520,211)	(2,698,137)	(4,212,866)	(1,555,595)
Atlas
Total revenues	92,785	731,972	1,837,086	434,685	2,228,086	1,563,217
Cost of revenues	(70,415)	(524,032)	(1,149,197)	(250,225)	(1,378,689)	(791,287)
Gross margin	22,370	207,940	687,889	184,460	849,397	771,930
Total operating expenses	30,945	12,373	478,715	155,205	826,688	873,580
Net loss	$ (8,575)	$ 195,567	$ 209,174	$ 29,255	$ 22,709	$ (101,650)